Share-based payments (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2019 item € / shares	Sep. 30, 2021 item € / shares	Sep. 30, 2021 item $ / shares	Sep. 30, 2020 item € / shares
Share-based payments
Outstanding at beginning of period (in shares)	8,700	161,250	161,250	72,700
Granted during the period (in shares)	64,000	55,210	55,210	88,550
Forfeited/lapsed during the period (in shares)		(32,963)	(32,963)
Outstanding at end of period (in shares)	72,700	183,497	183,497	161,250
Exercisable at end of period (in shares)		17,167	17,167
Outstanding at beginning of period (in dollars per share) | € / shares	€ 0.0001	€ 0.0001		€ 0.0001
Granted during the period (in dollars per share) | € / shares	0.0001	0.0001		0.0001
Forfeited/lapsed during the period (in dollars per share) | € / shares		0.0001
Outstanding at end of period (in dollars per share) | (per share)	€ 0.0001	€ 0.0001	$ 0.0001	€ 0.0001